Long-Term Borrowings - Summary of Long-Term Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of long-term borrowings [Line Items]
Borrowings	€ 8,524	€ 9,307	€ 12,061
Aegon N.V [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	1,218	1,257
Fair value of long-term borrowings	1,766	1,728
Aegon N.V [member] | Not later than 1 year [member]
Disclosure of long-term borrowings [Line Items]
Borrowings
Aegon N.V [member] | 1-5 years [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	498	497
Aegon N.V [member] | Over 5 through 10 years [member]
Disclosure of long-term borrowings [Line Items]
Borrowings
Aegon N.V [member] | Over 10 years [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	€ 720	€ 760